Leasing - Lease liability (Details) kr in Millions	12 Months Ended
Dec. 31, 2019 SEK (kr)
Lease liabilities
Interest expense accrued	kr 0
Payments of lease liability	(39)
Deduction	(12)
Lease liabilities, closing balance	44
Decrease in right-of-use assets through change in estimation	13
Decrease in lease liability through change in estimation	13
After application of IFRS 16
Lease liabilities
Lease liabilities, opening balance	kr 95